Accounts Receivable, Net - Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable, gross	¥ 2,898		¥ 5,892
Less: allowance for credit losses	0		0
Accounts receivable, net	¥ 2,898	$ 455	¥ 5,892